T. ROWE PRICE Real Estate Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
REAL ESTATE 99.4%
Agriculture/Land 0.8%
Rayonier, REIT  195,166 6,294
Weyerhaeuser, REIT  151,984 5,411
11,705
Apartment Residential 27.4%
American Campus Communities, REIT  668,192 28,846
Apartment Income REIT, REIT  448,226 19,166
AvalonBay Communities, REIT  339,171 62,580
Camden Property Trust, REIT  747,446 82,152
Equity LifeStyle Properties, REIT  989,063 62,944
Equity Residential, REIT  992,248 71,075
Essex Property Trust, REIT  200,786 54,582
381,345
Data Centers 7.3%
CyrusOne, REIT  174,700 11,831
Equinix, REIT  133,059 90,425
102,256
Diversified 1.6%
Alexander & Baldwin, REIT  53,405 897
Howard Hughes (1) 120,116 11,427
JBG SMITH Properties, REIT  299,031 9,506
21,830
Healthcare 14.5%
Alexandria Real Estate Equities, REIT  405,728 66,661
Healthcare Realty Trust, REIT  811,711 24,611
Healthcare Trust of America, Class A, REIT  608,888 16,793
Welltower, REIT  1,313,345 94,075
202,140
Industrial 17.9%
EastGroup Properties, REIT  258,366 37,019
Prologis, REIT  1,126,268 119,384
PS Business Parks, REIT  189,642 29,315
Rexford Industrial Realty, REIT  584,492 29,458
Terreno Realty, REIT  576,155 33,285
248,461
Lodging/Leisure 6.3%
Apple Hospitality REIT, REIT  2,017,600 29,397

T. ROWE PRICE Real Estate Fund

Shares $ Value
(Cost and value in $000s)
Hilton Worldwide Holdings (1) 28,905 3,495
Host Hotels & Resorts, REIT  413,127 6,961
Marriott International, Class A (1) 43,460 6,437
Pebblebrook Hotel Trust, REIT  1,018,373 24,736
Sunstone Hotel Investors, REIT  1,310,333 16,327
87,353
Office 7.2%
Douglas Emmett, REIT  1,119,622 35,156
Highwoods Properties, REIT  356,802 15,321
Kilroy Realty, REIT  462,091 30,327
SL Green Realty, REIT  286,872 20,078
100,882
Regional Mall 2.3%
Simon Property Group, REIT  279,638 31,814
31,814
Self Storage 7.8%
CubeSmart, REIT  1,227,297 46,429
Public Storage, REIT  253,907 62,654
109,083
Shopping Center 6.3%
Acadia Realty Trust, REIT  1,929,599 36,604
Federal Realty Investment Trust, REIT  96,927 9,833
Regency Centers, REIT  671,523 38,082
Urban Edge Properties, REIT  184,061 3,041
87,560
Total Real Estate 1,384,429
Total Common Stocks (Cost $702,540) 1,384,429
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.04% (2)(3) 2,142,763 2,143
Total Short-Term Investments (Cost $2,143) 2,143
Total Investments in Securities 99.6%
(Cost $704,683) $ 1,386,572
Other Assets Less Liabilities 0.4% 4,906
Net Assets 100.0% $ 1,391,478

T. ROWE PRICE Real Estate Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Real Estate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 1,945  ¤  ¤ $ 2,143^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,143.

T. ROWE PRICE Real Estate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Real Estate Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Real Estate Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On March 31, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F122-054Q1 03/21